Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue (Table)

Year	Amount
2023	$328,203
2024	232,339
2025	148,759
2026	118,471
2027	97,485
2028 to 2036	72,195
Minimum charter revenues	$997,452